VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity.
In the normal course of business, the Company consolidates VIEs in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs in which the Company has a variable interest but is not the primary beneficiary are considered non-consolidated VIEs and are accounted for as equity investments.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company is the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance including purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, are as follows:

at December 31
(millions of Canadian $)	2019	2018

ASSETS
Current Assets
Cash and cash equivalents	106	45
Accounts receivable	88	79
Inventories	27	24
Other	8	13
	229	161
Plant, Property and Equipment	3,050	3,026
Equity Investments	785	965
Goodwill	431	453
Intangible and Other Assets	—	8
	4,495	4,613
LIABILITIES
Current Liabilities
Accounts payable and other	70	88
Accrued interest	21	24
Current portion of long-term debt	187	79
	278	191
Regulatory Liabilities	45	43
Other Long-Term Liabilities	9	3
Deferred Income Tax Liabilities	9	13
Long-Term Debt	2,694	3,125
	3,035	3,375

Non-Consolidated VIEs
The Company’s non-consolidated VIEs consist of legal entities where the Company is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid.
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2019	2018

Balance sheet
Equity investments[1]	4,720	4,575
Off-balance sheet
Potential exposure to guarantees	466	170
Maximum exposure to loss	5,186	4,745

1
Includes equity investment in Portlands Energy Centre classified as Assets held for sale as at December 31, 2019. Refer to Note 6, Assets held for sale, for additional information.